Capital structure (Tables)	12 Months Ended
Jun. 30, 2024
Capital structure [Abstract]
Issued Capital	Ordinary shares
	2024	2023
	$’000	$’000

2,325,614,708 (2023: 2,098,818,267) ordinary shares, fully paid	281,671	255,364

Movement in Issued Capital
	2024	2023	2024	2023
	Number	Number	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the financial year	2,098,818,267	2,091,299,420	255,364	254,273
Ordinary shares	213,602,562	-	25,141	-
Ordinary shares non-cash	-	-	-	-
Exercise of unlisted options (1)	357,710	-	54	-
Performance rights vested (2)	12,836,169	7,518,847	1,892	1,103
Share issue costs	-	-	(780)	(12)
Balance at the end of the financial period	2,325,614,708	2,098,818,267	281,671	255,364

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Movement in Options on Issue
Movement in options on issue for the year ended June 30, 2024
	Grant date	Vesting date	Expiry date	FV per option at grant date $	Exercise price $	Opening balance	Issued	Exercised	Transferred	Closing balance
NEDs(1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	(357,710)	(357,710)	-
Ex-NEDs (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	(715,420)	-
NEDs(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NEDs (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NEDs(1)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	-	652,646
Ex-NEDs (2)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	-	978,969
Movement for the year ended June 30, 2024						4,369,643	-	(357,710)	(1,073,130)	2,939,803

Movement in options on issue for the year ended June 30, 2023
	Grant date	Vesting date	Expiry date	FV per option at grant date $	Exercise price $	Opening balance	Issued	Exercised	Transferred		Closing balance
NEDs (1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-		715,420
Ex-NEDs (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-		715,420
NEDs(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-		653,594
Ex-NEDs (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-		653,594
NEDs(1)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	(326,323)		652,646
Ex-NEDs (2)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	326,323	(5)	978,969
Movement for the year ended June 30, 2023						4,369,643	-	-	-		4,369,643

(1)	NEDs refers to Non-executive directors.
(2)	Ex-NEDs refers to former Non-executive directors.
(3)	No options were issued or transferred during the year ended June 30, 2024.
(4)	No options were issued, exercised or expired during the year ended June 30, 2023.
(5)	Reflects options transterred as a result of director departures.

Movement in Performance Rights on Issue
Movement in performance rights on issue for the year ended June 30, 2024
Grant		Vesting	Fair value per right grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	(705,871)	(1,310,903)	-
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	(1,344,516)	-	-
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,527,255	-	(534,541)	(992,714)	-
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,170,190	-	(2,170,190)	-	-
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	(1,274,711)	(2,367,314)	-
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	(2,428,016)	-	-
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	(226,129)	-	-
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	(600,000)	-	-
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	1,458,852	-	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	972,569	-	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	679,146	-	-	-	679,146
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	605,125	-	-	(27,948)	577,177
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	1,028,040	-	-	(83,845)	944,195
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	1,567,975	-	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	1,045,316	-	-	-	1,045,316
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	115,000	-	-	-	115,000
2022 LTI – performance based - KMP	01-Jul-22	01-Jul-25	0.4528	1,392,806	-	-	-	1,392,806
2022 LTI – time based – KMP	01-Jul-22	01-Jul-25	0.4250	928,538	-	-	-	928,538
Retention on employment – staff	01-Jul-22	01-Jul-25	0.4250	35,000	-	-	-	35,000
2022 Cash Bonus conversion – KMP	01-Jul-22	01-Jul-23	0.4250	1,207,370	-	(1,207,370)	-	-
2022 Cash Bonus conversion– staff	01-Jul-22	01-Jul-23	0.4250	929,307	-	(939,307)	-	-
2022 LTI – time based – staff	22-Aug-22	01-Jul-25	0.6800	200,000	-	-	-	200,000
Retention on employment – directors	25-Aug-22	25-Aug-25	0.6600	200,000	-	-	-	200,000
2022 LTI – performance based – staff	01-Sep-22	01-Jul-25	0.6128	59,905	-	-	-	59,905
2022 LTI – time based – staff	01-Sep-22	01-Jul-25	0.6500	179,715	-	-	-	179,715
2022 LTI – performance based - staff	05-Sep-22	01-Jul-25	0.6448	306,987	-	-	-	306,987
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	204,658	-	-	-	204,658
2022 LTI – performance based – staff	05-Sep-22	01-Jul-25	0.5780	681,095	-	-	(29,455)	651,640
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	1,050,312	-	-	(88,364)	961,948
2022 LTI – performance based – KMP	04-Nov-22	01-Jul-25	0.5245	1,249,442	-	-	-	1,249,442
2022 LTI time based – KMP	04-Nov-22	01-Jul-25	0.5700	832,962	-	-	-	832,962
PR’s in lieu of directors fees	04-Nov-22	04-Nov-23	0.5700	385,824	-	-	-	385,824
Retention on employment - staff	01-Jan-23	01-Jan-26	0.3700	200,000	-	-	-	200,000
2023 STI time based - staff	01-Jul-23	01-Jul-24		-	548,268	-	-	548,268
2023 STI performance based – KMP	01-Jul-23	01-Jul-24		-	3,810,642	-	-	3,810,642
2023 STI time based – KMP	03-Nov-23	01-Jul-24		-	2,910,454	-	-	2,910,454
Retention on employment – directors	03-Nov-23	02-Nov-24		-	1,361,955	-	-	1,361,955
2023 LTI time based – staff	12-Sep-23	01-Jul-26		-	2,249,082	-	-	2,249,082
2023 LTI performance based – staff	12-Sep-23	01-Jul-26		-	1,361,291	-	-	1,361,291
2023 LTI time based - KMP	12-Sep-23	01-Jul-26		-	1,533,520	-	-	1,533,520
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26		-	2,300,279	-	-	2,300,279
Retention on employment – staff	1-Oct-23	30-Sep-26		-	225,000	-	-	225,000
2023 LTI time based – KMP	12-Sep-23	01-Jul-26		-	1,127,137	-	-	1,127,137
2023 LTI performance based – KMP	12-Sep-23	01-Jul-26		-	1,690,704	-	-	1,690,704
2023 MD Awards – KMP	01-Oct-23	03-Oct-23		-	280,000	(280,000)	-	-
2023 cash bonus conversion – staff	29-Sep-23	01-Oct-23		-	749,694	(749,694)	-	-
Movement for the year ended 30 June 2024				31,470,849	20,148,026	(12,836,169)	(4,900,543)	33,882,163

Movement in performance rights on issue for the year ended June 30, 2023
Grant		Vesting	Market Value per right at grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
2019 LTI - performance based - KMP	06-Nov-20	01-Jul-22	0.1695	1,659,763	-	(547,722)	(1,112,041)	-
2019 LTI - time based - KMP	06-Nov-20	01-Jul-22	0.1950	1,106,509	-	(1,106,509)	-	-
2019 LTI -performance based - KMP	01-Jul-20	01-Jul-22	0.1400	1,676,363	-	(553,200)	(1,123,163)	-
LTI - KMP	08-Aug-19	01-Jul-22	0.1750	1,125,434	-	(1,125,434)	-	-
Sign on Performance Rights - KMP	01-Jul-19	01-Jul-22	0.1352	956,145	-	(956,145)	-	-
Retention on employment- staff	01-Jul-19	01-Jul-22	0.1352	169,457	-	(169,457)	-	-
Retention on employment- staff	15-Jul-19	15-Jul-22	0.1850	256,156	-	(256,156)	-	-
Retention on employment- KMP	01-Aug-19	01-Aug-22	0.1862	741,120	-	(741,120)	-	-
Special award	30-Jun-20	30-Jun-23	0.1300	280,000	-	(280,000)	-	-
Special award	30-Jun-20	30-Jun-23	0.1300	200,000	-	(200,000)	-	-
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	-	-	2,016,774
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	-	-	1,344,516
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,527,255	-	-	-	1,527,255
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,170,190	-	-	-	2,170,190
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	-	-	3,642,025
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	-	-	2,428,016
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	-	-	226,129
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	-	-	600,000
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	1,458,852	-	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	972,569	-	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	679,146	-	-	-	679,146
2021 cash bonus conversion -KMP	01-Jul-21	01-Jul-22	0.3300	909,173	-	(909,173)	-	-
2021 cash bonus conversion - staff	01-Jul-21	01-Jul-22	0.3300	469,740	-	(469,740)	-	-
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	605,125	-	-	-	605,125
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	1,028,040	-	-	-	1,028,040
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	1,567,975	-	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	1,045,316	-	-	-	1,045,316
2021 LTI time based - directors	05-Nov-21	05-Nov-22	0.7900	250,598	-	(204,191)	(46,407)	-
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	115,000	-	-	-	115,000
2022 LTI – performance based - KMP	01-Jul-22	01-Jul-25	0.4528	-	1,392,806	-	-	1,392,806
2022 LTI – time based – KMP	01-Jul-22	01-Jul-25	0.4250	-	928,538	-	-	928,538
Retention on employment – staff	01-Jul-22	01-Jul-25	0.4250	-	157,000	-	(122,000)	35,000
2022 Cash Bonus conversion – KMP	01-Jul-22	01-Jul-23	0.4250	-	1,207,370	-	-	1,207,370
2022 Cash Bonus conversion– staff	01-Jul-22	01-Jul-23	0.4250	-	929,307	-	-	929,307
2022 LTI – time based – staff	22-Aug-22	01-Jul-25	0.6800	-	200,000	-	-	200,000
Retention on employment – directors	25-Aug-22	25-Aug-25	0.6600	-	200,000	-	-	200,000
2022 LTI – performance based – staff	01-Sep-22	01-Jul-25	0.6128	-	59,905	-	-	59,905
2022 LTI – time based – staff	01-Sep-22	01-Jul-25	0.6500	-	179,715	-	-	179,715
2022 LTI – performance based - staff	05-Sep-22	01-Jul-25	0.6448	-	306,987	-	-	306,987
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	-	204,658	-	-	204,658
2022 LTI – performance based – staff	05-Sep-22	01-Jul-25	0.5780	-	681,095	-	-	681,095
2022 LTI – time based – staff	05-Sep-22	01-Jul-25	0.6150	-	1,050,312	-	-	1,050,312
2022 LTI – performance based – KMP	04-Nov-22	01-Jul-25	0.5245	-	1,249,442	-	-	1,249,442
2022 LTI time based – KMP	04-Nov-22	01-Jul-25	0.5700	-	832,962	-	-	832,962
PR’s in lieu of directors fees	04-Nov-22	04-Nov-23	0.5700	-	385,824	-	-	385,824
Retention on employment - staff	01-Jan-23	01-Jan-26	0.3700	-	200,000	-	-	200,000

Movement for the year ended 30 June 2023				31,227,386	10,165,921	(7,518,847)	(2,403,611)	31,470,849

Reserves
5.2.	Reserves

	2024		2023
	$	’000	$	’000

Equity compensation reserve
Balance at the beginning of period		7,278		5,755
Share based payment expensed/capitalized		4,277		2,626
Fair value of unlisted options exercised		-		-
Fair value of performance rights vested		(1,103)		(1,103)
Balance at the end of the financial period		9,663		7,278

Foreign currency translation reserve
Balance at the beginning of period		(12,716)		(10,193)
Foreign currency translation differences for foreign operations		(45)		(2,523)
Balance at the end of the financial period		(12,761)		(12,716)
Total reserves		(3,098)		(5,438)